Loans, financing and debentures - Breakdown by type (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2026	Sep. 30, 2026	Apr. 01, 2026	Dec. 31, 2025	Dec. 31, 2024
Current
Loans, financing and debentures		R$ 4,639,876		R$ 3,004,905
Interest on financing		1,513,287		1,525,436
Non-current funding		3,126,589		1,479,469
Non-current
Loans, financing and debentures		93,202,971		91,796,352
Interest on financing		563,791
Non-current funding		92,639,180		91,796,352
Borrowings		97,842,847	R$ 2,500,000	94,801,257	R$ 101,435,531
Interest on financing		2,077,078		1,525,436
Non-current funding		95,765,769		93,275,821
2027
Non-current
Loans, financing and debentures		1,786,478
2028
Non-current
Loans, financing and debentures		6,256,008
2029
Non-current
Loans, financing and debentures		12,075,304
2030
Non-current
Loans, financing and debentures		13,368,436
Later than five years and not later than six years
Non-current
Loans, financing and debentures		20,545,564
Later than six years [Member]
Non-current
Loans, financing and debentures		39,171,181
Foreign countries
Current
Current		3,848,060		1,870,699
Non-current
Non-current		67,091,628		68,486,657
Total		70,939,688		70,357,356
Domestic market (Brazil)
Current
Current		791,816		1,134,206
Non-current
Non-current		26,111,343		23,309,695
Total		26,903,159		24,443,901
Borrowings		97,842,847		94,801,257
Bonds | Foreign countries
Non-current
Loans, financing and debentures		39,065,143
Bonds | Foreign countries | 2027
Non-current
Loans, financing and debentures
Bonds | Foreign countries | 2028
Non-current
Loans, financing and debentures		2,544,910
Bonds | Foreign countries | 2029
Non-current
Loans, financing and debentures		8,308,717
Bonds | Foreign countries | 2030
Non-current
Loans, financing and debentures		5,123,237
Bonds | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures		6,359,585
Bonds | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 16,728,694
Bonds | Foreign countries | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.00%
Current
Current		R$ 297,710		815,478
Non-current
Non-current		39,065,143		42,405,964
Total		39,362,853		43,221,442
Panda Bonds - CNY | Foreign countries
Non-current
Loans, financing and debentures		2,007,306
Panda Bonds - CNY | Foreign countries | 2027
Non-current
Loans, financing and debentures		927,240
Panda Bonds - CNY | Foreign countries | 2028
Non-current
Loans, financing and debentures		1,002,792
Panda Bonds - CNY | Foreign countries | 2029
Non-current
Loans, financing and debentures
Panda Bonds - CNY | Foreign countries | 2030
Non-current
Loans, financing and debentures		77,274
Panda Bonds - CNY | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures
Panda Bonds - CNY | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures
Panda Bonds - CNY | Foreign countries | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.70%
Current
Current		R$ 47,232		6,785
Non-current
Non-current		2,007,306		2,039,941
Total		2,054,538		2,046,726
Export credits (“export prepayments”) | Foreign countries
Non-current
Loans, financing and debentures		12,559,478
Export credits (“export prepayments”) | Foreign countries | 2027
Non-current
Loans, financing and debentures		776,904
Export credits (“export prepayments”) | Foreign countries | 2028
Non-current
Loans, financing and debentures		2,403,938
Export credits (“export prepayments”) | Foreign countries | 2029
Non-current
Loans, financing and debentures		3,474,846
Export credits (“export prepayments”) | Foreign countries | 2030
Non-current
Loans, financing and debentures		5,068,718
Export credits (“export prepayments”) | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures		835,072
Export credits (“export prepayments”) | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures
Export credits (“export prepayments”) | Foreign countries | SOFR/Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.30%
Current
Current		R$ 3,383,422		923,820
Non-current
Non-current		12,559,478		16,901,305
Total		R$ 15,942,900		17,825,125
Export credits (“export prepayments”) | Domestic market (Brazil) | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		11.20%
Current
Current		R$ 35,532		7,094
Non-current
Non-current		456,320		327,263
Total		491,852		334,357
Assets Financing | Foreign countries
Non-current
Loans, financing and debentures		91,667
Assets Financing | Foreign countries | 2027
Non-current
Loans, financing and debentures		23,462
Assets Financing | Foreign countries | 2028
Non-current
Loans, financing and debentures		62,361
Assets Financing | Foreign countries | 2029
Non-current
Loans, financing and debentures		5,844
Assets Financing | Foreign countries | 2030
Non-current
Loans, financing and debentures
Assets Financing | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures
Assets Financing | Foreign countries | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.20%
Current
Current		R$ 102,989		107,159
Non-current
Non-current		91,667		178,526
Total		194,656		285,685
Assets Financing | Domestic market (Brazil)
Non-current
Loans, financing and debentures		23,914
Assets Financing | Domestic market (Brazil) | 2027
Non-current
Loans, financing and debentures		4,814
Assets Financing | Domestic market (Brazil) | 2028
Non-current
Loans, financing and debentures		19,033
Assets Financing | Domestic market (Brazil) | 2029
Non-current
Loans, financing and debentures		67
Assets Financing | Domestic market (Brazil) | 2030
Non-current
Loans, financing and debentures
Assets Financing | Domestic market (Brazil) | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		16.10%
Current
Current		R$ 19,146		18,799
Non-current
Non-current		23,914		38,214
Total		43,060		57,013
ECA - Export Credit Agency | Foreign countries
Non-current
Loans, financing and debentures		1,675,670
ECA - Export Credit Agency | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures		645,012
ECA - Export Credit Agency | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 1,030,658
ECA - Export Credit Agency | Foreign countries | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.10%
Current
Current		R$ 15,230		17,426
Non-current
Non-current		1,675,670		1,778,184
Total		1,690,900		1,795,610
IFC - International Finance Corporation | Foreign countries
Non-current
Loans, financing and debentures		4,862,747
IFC - International Finance Corporation | Foreign countries | 2027
Non-current
Loans, financing and debentures
IFC - International Finance Corporation | Foreign countries | 2028
Non-current
Loans, financing and debentures
IFC - International Finance Corporation | Foreign countries | 2029
Non-current
Loans, financing and debentures
IFC - International Finance Corporation | Foreign countries | 2030
Non-current
Loans, financing and debentures
IFC - International Finance Corporation | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures		R$ 1,208,877
IFC - International Finance Corporation | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 3,653,870
IFC - International Finance Corporation | Foreign countries | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.70%
Current
Current		R$ (3,819)		(5,485)
Non-current
Non-current		4,862,747		5,182,737
Total		R$ 4,858,928		5,177,252
IFC - International Finance Corporation | Foreign countries | EURIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.60%
Current
Current		R$ 1,434
Non-current
Non-current		6,829,617
Total		R$ 6,831,051
Others | Foreign countries | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate
Current
Current		R$ 3,862		5,516
Non-current
Non-current
Total		R$ 3,862		5,516
BNDES - UMBNDES | Domestic market (Brazil) | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.40%
Current
Current		R$ 1,440		5,794
Non-current
Non-current		54,718		468,025
Total		56,158		473,819
BNDES - UMBNDES | Domestic market (Brazil) | UMBNDES
Non-current
Loans, financing and debentures		54,718
BNDES - UMBNDES | Domestic market (Brazil) | UMBNDES | 2027
Non-current
Loans, financing and debentures		371
BNDES - UMBNDES | Domestic market (Brazil) | UMBNDES | 2028
Non-current
Loans, financing and debentures		3,215
BNDES - UMBNDES | Domestic market (Brazil) | UMBNDES | 2029
Non-current
Loans, financing and debentures		3,215
BNDES - UMBNDES | Domestic market (Brazil) | UMBNDES | 2030
Non-current
Loans, financing and debentures		3,215
BNDES - UMBNDES | Domestic market (Brazil) | UMBNDES | Later than five years and not later than six years
Non-current
Loans, financing and debentures		3,215
BNDES - UMBNDES | Domestic market (Brazil) | UMBNDES | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 41,487
BNDES – TJLP | Domestic market (Brazil) | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.40%
Current
Current		R$ 25,664		89,150
Non-current
Non-current		9,209		11,802
Loans, financing and debentures		9,209
Total		34,873		100,952
BNDES – TJLP | Domestic market (Brazil) | BNDES – TJLP | 2027
Non-current
Loans, financing and debentures		953
BNDES – TJLP | Domestic market (Brazil) | BNDES – TJLP | 2028
Non-current
Loans, financing and debentures		3,811
BNDES – TJLP | Domestic market (Brazil) | BNDES – TJLP | 2029
Non-current
Loans, financing and debentures		3,811
BNDES – TJLP | Domestic market (Brazil) | BNDES – TJLP | 2030
Non-current
Loans, financing and debentures		634
BNDES – TJLP | Domestic market (Brazil) | BNDES – TJLP | Later than five years and not later than six years
Non-current
Loans, financing and debentures
BNDES – TLP | Domestic market (Brazil) | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		12.30%
Current
Current		R$ 238,102		178,549
Non-current
Non-current		5,665,706		5,562,188
Loans, financing and debentures		5,665,706
Total		5,903,808		5,740,737
BNDES – TLP | Domestic market (Brazil) | BNDES – TLP | 2027
Non-current
Loans, financing and debentures		40,618
BNDES – TLP | Domestic market (Brazil) | BNDES – TLP | 2028
Non-current
Loans, financing and debentures		159,638
BNDES – TLP | Domestic market (Brazil) | BNDES – TLP | 2029
Non-current
Loans, financing and debentures		145,472
BNDES – TLP | Domestic market (Brazil) | BNDES – TLP | 2030
Non-current
Loans, financing and debentures		389,106
BNDES – TLP | Domestic market (Brazil) | BNDES – TLP | Later than five years and not later than six years
Non-current
Loans, financing and debentures		491,754
BNDES – TLP | Domestic market (Brazil) | BNDES – TLP | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 4,439,118
BNDES | Domestic market (Brazil) | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.70%
Current
Current	R$ 1,666
Non-current
Non-current	105,459
Total	107,125
BNDES – Selic (“Special Settlement and Custody System”) | Domestic market (Brazil) | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		17.00%
Current
Current		R$ 70,453		282,017
Non-current
Non-current				514,605
Total		R$ 70,453		796,622
BNDES – TR | Domestic market (Brazil) | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.30%
Current
Current		R$ 10,927		9,933
Non-current
Non-current		145,533		153,762
Loans, financing and debentures		145,533
Total		156,460		163,695
BNDES – TR | Domestic market (Brazil) | BNDES – TR | 2027
Non-current
Loans, financing and debentures		2,758
BNDES – TR | Domestic market (Brazil) | BNDES – TR | 2028
Non-current
Loans, financing and debentures		11,033
BNDES – TR | Domestic market (Brazil) | BNDES – TR | 2029
Non-current
Loans, financing and debentures		11,033
BNDES – TR | Domestic market (Brazil) | BNDES – TR | 2030
Non-current
Loans, financing and debentures		11,033
BNDES – TR | Domestic market (Brazil) | BNDES – TR | Later than five years and not later than six years
Non-current
Loans, financing and debentures		11,033
BNDES – TR | Domestic market (Brazil) | BNDES – TR | Later than six years [Member]
Non-current
Loans, financing and debentures		98,643
NCE (“Export Credit Notes”) | Domestic market (Brazil)
Non-current
Loans, financing and debentures		75,000
NCE (“Export Credit Notes”) | Domestic market (Brazil) | 2027
Non-current
Loans, financing and debentures
NCE (“Export Credit Notes”) | Domestic market (Brazil) | 2028
Non-current
Loans, financing and debentures		25,000
NCE (“Export Credit Notes”) | Domestic market (Brazil) | 2029
Non-current
Loans, financing and debentures		25,000
NCE (“Export Credit Notes”) | Domestic market (Brazil) | 2030
Non-current
Loans, financing and debentures		25,000
NCE (“Export Credit Notes”) | Domestic market (Brazil) | Later than five years and not later than six years
Non-current
Loans, financing and debentures
NCE (“Export Credit Notes”) | Domestic market (Brazil) | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		16.60%
Current
Current		R$ 28,860		4,157
Non-current
Non-current		75,000		100,000
Total		103,860		104,157
NCR ("Rural producer certificate") | Domestic market (Brazil)
Non-current
Loans, financing and debentures		5,563,791
NCR ("Rural producer certificate") | Domestic market (Brazil) | 2030
Non-current
Loans, financing and debentures		2,000,000
NCR ("Rural producer certificate") | Domestic market (Brazil) | Later than five years and not later than six years
Non-current
Loans, financing and debentures		3,563,791
NCR ("Rural producer certificate") | Domestic market (Brazil) | Later than six years [Member]
Non-current
Loans, financing and debentures
NCR ("Rural producer certificate") | Domestic market (Brazil) | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		13.70%
Current
Current		R$ 44,443		369,572
Non-current
Non-current		5,563,791		5,000,000
Total		5,608,234		5,369,572
Debentures | Domestic market (Brazil)
Non-current
Loans, financing and debentures		9,511,389
Debentures | Domestic market (Brazil) | 2029
Non-current
Loans, financing and debentures
Debentures | Domestic market (Brazil) | 2030
Non-current
Loans, financing and debentures		572,611
Debentures | Domestic market (Brazil) | Later than five years and not later than six years
Non-current
Loans, financing and debentures		500,000
Debentures | Domestic market (Brazil) | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 8,438,778
Debentures | Domestic market (Brazil) | CDI/IPCA
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		13.50%
Current
Current		R$ 314,668		127,247
Non-current
Non-current		9,511,389		9,179,399
Total		9,826,057		9,306,646
Breakdown by maturity - non-current
Non-current
Loans, financing and debentures		93,202,971
Ecoinvest | Domestic market (Brazil) | BNDES - UMBNDES
Non-current
Loans, financing and debentures		456,320
Ecoinvest | Domestic market (Brazil) | BNDES - UMBNDES | 2027
Non-current
Loans, financing and debentures
Ecoinvest | Domestic market (Brazil) | BNDES - UMBNDES | 2029
Non-current
Loans, financing and debentures		90,771
Ecoinvest | Domestic market (Brazil) | BNDES - UMBNDES | 2030
Non-current
Loans, financing and debentures		90,771
Ecoinvest | Domestic market (Brazil) | BNDES - UMBNDES | Later than five years and not later than six years
Non-current
Loans, financing and debentures		90,771
Ecoinvest | Domestic market (Brazil) | BNDES - UMBNDES | Later than six years [Member]
Non-current
Loans, financing and debentures		158,277
Ecoinvest | Domestic market (Brazil) | UMBNDES | 2027
Non-current
Loans, financing and debentures		8,577
Ecoinvest | Domestic market (Brazil) | UMBNDES | 2028
Non-current
Loans, financing and debentures		17,153
CPR ("Rural Product Notes") | Domestic market (Brazil)
Non-current
Loans, financing and debentures		4,500,304
CPR ("Rural Product Notes") | Domestic market (Brazil) | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 4,500,304
CPR ("Rural Product Notes") | Domestic market (Brazil) | CDI/IPCA
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		12.80%
Current
Current		R$ 915		41,894
Non-current
Non-current		4,500,304		1,954,437
Total		4,501,219		R$ 1,996,331
BNDES – Fixed | Domestic market (Brazil) | Fixed
Non-current
Loans, financing and debentures		105,459
BNDES – Fixed | Domestic market (Brazil) | Fixed | 2027
Non-current
Loans, financing and debentures		781
BNDES – Fixed | Domestic market (Brazil) | Fixed | 2028
Non-current
Loans, financing and debentures		3,124
BNDES – Fixed | Domestic market (Brazil) | Fixed | 2029
Non-current
Loans, financing and debentures		6,528
BNDES – Fixed | Domestic market (Brazil) | Fixed | 2030
Non-current
Loans, financing and debentures		6,837
BNDES – Fixed | Domestic market (Brazil) | Fixed | Later than five years and not later than six years
Non-current
Loans, financing and debentures		6,837
BNDES – Fixed | Domestic market (Brazil) | Fixed | Later than six years [Member]
Non-current
Loans, financing and debentures		81,352
Term Bank Loans | Foreign countries
Non-current
Loans, financing and debentures		R$ 6,829,617
Term Bank Loans | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures